Related Party Transactions - Income Statement Disclosures (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Income	$ 35,100,000	$ 61,700,000	$ 397,400,000
Expense	78,200,000	134,200,000	204,800,000
ING V
Related Party Transaction [Line Items]
Income	1,900,000	1,800,000	11,100,000
Expense	6,100,000	13,500,000	38,900,000
ING Group
Related Party Transaction [Line Items]
Income	7,400,000	13,900,000	0
Expense	18,000,000	8,200,000	78,100,000
ING Bank
Related Party Transaction [Line Items]
Income	7,200,000	35,500,000	367,900,000
Expense	39,500,000	104,600,000	67,100,000
Other
Related Party Transaction [Line Items]
Income	18,600,000	10,500,000	18,400,000
Expense	$ 14,600,000	$ 7,900,000	$ 20,700,000